Consolidated Statements of Equity (Q2) (Parenthetical) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common distributions declared, per share	$ 0.34	$ 0.34	$ 0.67	$ 0.67	$ 0.67